UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Asset Management Company
Address: 385 E. Colorado Boulevard
         Pasadena, CA  91101

13F File Number:  28-10245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Ehrlich
Title:     Manager of Regulatory Affairs
Phone:     626-844-9407

Signature, Place, and Date of Signing:

     Kevin Ehrlich     Pasadena, CA     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $197,503 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             COM NEW          003687209     3893   144851 SH       DEFINED 1              144851        0        0
ANNALY CAP MGMT INC            NOTE 4.000% 2/1  035710AA0       81    70000 PRN      DEFINED 1               70000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305   123027  2429913 SH       DEFINED 1             2429913        0        0
E TRADE FINANCIAL CORP         NOTE 8/3         269246AZ7      318   210000 PRN      DEFINED 1              210000        0        0
GENON ENERGY INC               COM              37244E107       20     5015 SH       DEFINED 1                5015        0        0
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302    15038   406425 SH       DEFINED 1              406425        0        0
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7    37951 48166000 PRN      DEFINED 1            48166000        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158       53      500 SH       DEFINED 1                   0        0      500
LIBERTY MEDIA CORP             DEB 3.750% 2/1   530715AL5     6057 10205000 PRN      DEFINED 1            10205000        0        0
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     1215  2000000 PRN      DEFINED 1             2000000        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508       45    13302 SH       DEFINED 1               13302        0        0
SEMGROUP CORP                  CL A             81663A105     6069   215440 SH       DEFINED 1              215440        0        0
SINA CORP                      ORD              G81477104     2955    27600 SH       DEFINED 1               27600        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      597     4500 SH       DEFINED 1                4500        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1      124   125000 PRN      DEFINED 1              125000        0        0
UNITED CONTL HLDGS INC         COM              910047109       60     2588 SH       DEFINED 1                2588        0        0
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